Partners’ Capital	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Partners’ Capital

9. Partners’ Capital

As of June 30, 2023, and December 31, 2022, the Partnership’s partners’ capital was comprised of the following units:

	As of June 30, 2023	As of December 31, 2022
Common units	19,969,889	20,255,707
General partner units	348,570	348,570
Treasury Units	852,057	566,239
Total partnership units	21,170,516	21,170,516

Details of the Partnership’s Partner’s Capital are discussed in Note 12 of the Partnership’s Consolidated Financial Statements for the year ended December 31, 2022.

On January 26, 2023, the Partnership’s Board of Directors authorized a new unit repurchase plan, replacing the earlier plan (the “Repurchase Plan”). Pursuant to the Repurchase Plan, the Partnership may purchase up to $30,000 of its common units through January 2025, at times and prices that are considered by us to be appropriate. The Partnership expect to repurchase units under the Repurchase Plan in the open market or in privately negotiated transactions but are not obligated under the terms of the Repurchase Plan to repurchase any units, and, at any time, may suspend, delay or discontinue the Repurchase Plan.

For the six-month period ended June 30, 2023, and 2022, the Partnership completed the repurchase of 285,818 and 185,039 units, respectively paying an average price per unit of $13.42 and $15.83 plus repurchasing expenses. These units are held as treasury units by the Partnership and the amounts of $3,846 and $2,935 are recorded as a reduction in the Partnership’s Partner’s Capital for the six-month periods ended June 30, 2023, and 2022, respectively.

During the six-month periods ended June 30, 2023, and 2022, the Partnership declared and paid the following distributions to its common unit holders:

	April 25, 2023	January 26, 2023	April 27, 2022	January 24, 2022
Common unit-holders
Distributions per common unit declared	$0.15	$0.15	$0.15	$0.15
Common units entitled to distribution	20,061,965	20,249,105	20,314,910	19,394,696
General partner and incentive distribution rights (“IDR”)	$52	$52	$53	$52